Business Combinations (Details 4) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 400	$ 14,821	$ 14,807	$ 57,995	$ 66,200
Net loss	$ (100)	12,595	$ 7,217	$ 49,847	$ 18,242
Pro Forma [Member]
Revenues		22,780
Net loss		$ (13,334)